Equity accounted investees	12 Months Ended
Dec. 31, 2024
Equity accounted investees
Equity accounted investees

11. Equity accounted investees

a.      Composition of investments

	Investment type	Interest %	Equity	Fair value	Goodwill	December 31, 2024
Educbank	Associate	43.1%	12,921	5,477	33,786	52,184
			12,921	5,477	33,786	52,184

	Investment type	Interest %	Equity	Fair value	Goodwill	December 31, 2023
Educbank	Associate	45%	24,026	6,672	33,786	64,484
			24,026	6,672	33,786	64,484
b.      Investments in associates
Educbank
December 31, 2022	83,139
Share of loss equity-accounted investees	(18,655)
December 31, 2023	64,484
Share of loss equity-accounted investees	(12,300)
December 31, 2024	52,184